Commitments, Guarantees and Contingent Liabilities - New Jersey and North Carolina (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
North Carolina Joint Underwriters Association
Loss Contingencies
Plan surplus receivable	$ 4.1
Payment of plan surplus	5.3
Funds surplus in member's equity	(20.4)
North Carolina Insurance Underwriting Association
Loss Contingencies
Funds surplus in member's equity	720.5
Maximum possible assessment	$ 1,000.0
Percentage of surcharge on property insurance policy statewide to be remitted to the plan	10.00%